Shareholder Report, Holdings (Details) - C000029067	Feb. 28, 2026
PHI Group, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
JPMorgan Chase & Company_1.1_2026-06-22
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Occidental Petroleum Corporation_7.875_2031-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
United Rentals North America, Inc._5.25_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Exelon Corporation_7.6_2032-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Olin Corporation_5_2030-02-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Masco Corporation_7.75_2029-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Western Gas Partners L.P._4.65_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Polaris, Inc._6.95_2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Citigroup, Inc._5_2029-06-18
Holdings [Line Items]
Percent of Net Asset Value	1.70%
205887AR3 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
962166CC6 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
452327AP4 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
55903VBA0 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
636180BS9 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
458140CE8 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
94975H296 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
876030AK3 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
9128287B0 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
20602DAA9 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
058498AW6 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
303901BJ0 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
674599CM5 | Energy
Holdings [Line Items]
Percent of Net Asset Value	23.80%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	11.70%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.50%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.20%
InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.60%